Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Cash collections from financial royalty assets	$ 1,003,504	$ 895,150	$ 1,934,092	$ 2,052,592	$ 1,752,996
Cash collections from intangible royalty assets	69,646	73,821	143,298	106,689	103,250
Other royalty cash collections	8,548	20,456	27,448	125,162	13,014
Interest received	3,597	14,458	20,136	24,441	6,754
Swap collateral received	45,252	360	360	3,467	900
Swap collateral posted	0	(26,670)	(45,630)	(510)	(3,850)
Swap termination payments	(35,448)	0
Distributions from non-consolidated affiliates	31,840	14,059	14,059	39,402
Development-stage funding payments - ongoing	(13,415)	(44,448)	(83,036)	(108,163)	(118,366)
Development stage funding payments - upfront				(284,446)
Payments for operating and professional costs	(69,985)	(47,144)	(88,524)	(72,535)	(74,681)
Payments for rebates				(125)	(26,499)
Interest paid	(83,431)	(130,265)	(254,964)	(267,657)	(235,205)
Net cash provided by operating activities	960,108	769,777	1,667,239	1,618,317	1,418,313
Cash flows from investing activities:
Distributions from non-consolidated affiliates	15,084	0
Purchases of available for sale debt securities	0	(125,117)	(125,121)
Purchase of equity securities	(50,000)	0	(78,999)	(152,810)	(10,000)
Proceeds from available for sale debt securities	0	150,000	150,000	750,000	600,000
Purchase of warrants			(8,840)
Purchase of marketable securities	(637,235)	0	(429,400)
Proceeds from sales and maturities of marketable securities	353,717	0	374,551
Investments in non-consolidated affiliates	(29,262)	(18,684)	(27,042)	(24,173)	(2,000)
Acquisitions of financial royalty assets	(574,620)	(1,231,736)	(1,721,291)	(269,593)	(2,290,707)
Proceeds from sale of royalty asset					115,000
Milestone payments	0	(250,000)	(250,000)
Net cash (used in)/provided by investing activities	(922,316)	(1,475,537)	(2,116,142)	303,424	(1,587,707)
Cash flows from financing activities:
Distributions to shareholders/unitholders	(285,355)	(396,049)	(739,276)	(814,359)	(735,174)
Distributions to non-controlling interest	(284,546)	(77,858)	(154,084)	(268,693)	(278,727)
Distributions to non-controlling interest- other	(28,055)	0
Contributions from non-controlling interest- acquisitions	17,359	0
Contributions from non-controlling interest- R&D	5,114	0
Contributions from non-controlling interest- other	12,625	0
Scheduled repayments of long-term debt	(94,200)	(147,000)
Repayments of long-term debt	(5,170,396)	0	(294,000)	(294,000)	(193,000)
Proceeds from issuance of long-term debt	6,040,000	0			1,100,000
Debt issuance costs and other	(8,819)	0
Other			(4,266)	(2,049)	(16,353)
Purchase of treasury interests	0	(4,228)
Proceeds from issuance of ordinary shares upon initial public offering, net of offering costs	1,918,229	0
Net cash provided by/(used in) financing activities	2,121,956	(625,135)	(1,191,626)	(1,379,101)	(123,254)
Net change in cash and cash equivalents	2,159,748	(1,330,895)	(1,640,529)	542,640	(292,648)
Cash and cash equivalents, beginning of period	283,682	1,924,211	1,924,211	1,381,571	1,674,219
Cash and cash equivalents, end of period	$ 2,443,430	$ 593,316	$ 283,682	$ 1,924,211	$ 1,381,571